Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Inventories [Abstract]
Disclosure of Inventories
As of December 31, this caption includes the following:

In thousands of soles	2024	2023	2022
Medicines	100,398	101,970	62,372
Medical supplies	38,550	21,563	18,220
Supplies and packaging	4,816	6,988	6,986

	143,764	130,521	87,578